OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other liabilities [Abstract]
Effect of changes in demographic assumptions	$ (31,024)	$ 3,990
Effect of changes in financial assumptions	26,509	(36,927)
Effect of experience adjustments	66,817	8,370
Change in asset ceiling	32,707	0
Expected return on assets	(42,882)	0
Total other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	$ 52,127	$ (24,567)	$ (46,777)